STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

November 25, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 111 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 111 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The prospectus for Lazard Master Alternatives Portfolio included in the Amendment is marked to show changes from the prospectus contained in Post-Effective Amendment No. 110 to the Registration Statement, which was filed on October 2, 2015. The statement of additional information included in the Amendment is marked to show changes from the currently effective version, filed pursuant to Rule 497 under the Securities Act on October 7, 2015.

We are counsel to the Fund and in so acting have prepared the Amendment. We hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Please telephone the undersigned at 212.806.6141, or Lisa Goldstein of this office at 212.806.6658, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc: Lisa Goldstein

November 25, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary